Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2023	Aug. 31, 2023	Aug. 31, 2022	Dec. 20, 2021	Dec. 16, 2021	Dec. 15, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000		75,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, shares issued	102,742,362	102,310,933	101,853,397	101,779,323
Common stock, shares outstanding	102,742,362	102,310,933	101,853,397	101,779,323